Consolidated Balance Sheet - CAD ($) $ in Millions	Jan. 31, 2024		Oct. 31, 2023		Jan. 31, 2023
Assets
Cash and Cash Equivalents	$ 74,659		$ 77,934		$ 103,342
Interest Bearing Deposits with Banks	4,203		4,109		5,051
Securities (Note 2)
Trading	138,034		123,718		113,805
Fair value through profit or loss	18,047		16,733		14,711
Fair value through other comprehensive income	69,493	[1]	62,819	[1]	48,546
Debt securities at amortized cost	121,127	[2]	116,814	[2]	105,784
Investments in associates and joint ventures	1,507		1,461		1,411
Securities, net	348,208		321,545		284,257
Securities Borrowed or Purchased Under Resale Agreements	115,600		115,662		118,531
Loans (Note 3)
Residential mortgages	176,550		177,250		151,294
Consumer instalment and other personal	91,976		104,042		84,184
Credit cards	12,522		12,294		9,841
Business and government	364,761		366,886		304,081
Loans gross of allowance for loan losses	645,809		660,472		549,400
Allowance for credit losses (Note 3)	(3,756)		(3,807)		(2,638)
Loans,net	642,053		656,665		546,762
Other Assets
Derivative instruments	28,746		39,976		33,294
Customers' liability under acceptances	7,123		8,111		13,636
Premises and equipment	6,205		6,241		4,865
Goodwill	16,182		16,728		5,260
Intangible assets	5,001		5,216		2,277
Current tax assets	1,738		2,052		1,815
Deferred tax assets	3,042		3,420		1,802
Other	72,002		89,347		66,094
Other assets	140,039		171,091		129,043
Total Assets	1,324,762		1,347,006		1,186,986
Liabilities and Equity
Deposits (Note 4)	914,138		910,879		787,327
Other Liabilities
Derivative instruments	38,265		50,193		44,090
Acceptances	7,123		8,111		13,636
Securities sold but not yet purchased	43,466		43,774		44,531
Securities lent or sold under repurchase agreements	108,379		106,108		101,484
Securitization and structured entities' liabilities	29,663		27,094		26,336
Other	98,233		116,496		87,600
Other liabilities	325,129		351,776		317,677
Subordinated Debt	8,216		8,228		8,156
Total Liabilities	1,247,483		1,270,883		1,113,160
Equity
Contributed surplus	351		328		335
Retained earnings	44,161		44,006		43,150
Accumulated other comprehensive income	2,368		1,862		1,746
Total shareholders' equity	77,250		76,095		73,826
Non-controlling interest in subsidiaries (Note 5)	29		28
Total Equity	77,279		76,123		73,826
Total Liabilities and Equity	1,324,762		1,347,006		1,186,986
Preferred shares and other equity instruments (Note 5) [member]
Equity
Issued capital	6,958		6,958		6,958
Total Equity	6,958		6,958		6,958
Common shares (Note 5) [member]
Equity
Issued capital	23,412		22,941		21,637
Total Equity	$ 23,412		$ 22,941		$ 21,637

[1]	Amounts are net of ACL of $3 million ($3 million as at October 31, 2023).
[2]	Amounts are net of ACL of $4 million ($3 million as at October 31, 2023).